John Hancock Mid Cap Growth Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	6.14%	1.38%	11.78%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.97%	(1.22%)	8.33%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.53%	0.44%	8.59%